TAXES ON INCOME - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Research and development costs	$ 3,107	$ 333
Depreciation and amortization	537	534
Employees and other accruals	1,863	1,989
Operating lease liabilities	5,347	2,870
Stock based compensation	4,718	2,922
Net operating losses	1,616	1,958
Deferred tax assets	17,188	10,606
Valuation allowance	(839)	(861)
Net deferred tax assets	16,349	9,745
Deferred tax liabilities:
Property and equipment	(292)	(281)
Marketable securities	(110)	(198)
Operating lease right-of-use assets	(5,445)	(3,100)
Intangible assets	(3,112)	(3,698)
Total deferred tax liabilities	(8,959)	(7,277)
Total deferred tax assets, net	$ 7,390	$ 2,468